FAIR VALUE MEASUREMENTS - Changes in the fair value of warrant liabilities (Details) - ROMAN DBDR TECH ACQUISITION CORP. - USD ($)	2 Months Ended	4 Months Ended	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Sep. 30, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning of the period			$ 27,455,162
Initial measurement on November 5, 2020	$ 23,644,544	$ 23,644,544
Change in valuation inputs or other assumptions	3,810,618	3,810,618	19,594,960
Fair value at end of the period	27,455,162	27,455,162	36,739,038
Transfers out of level 3	12,156,900		0
Public Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning of the period			14,125,160
Initial measurement on November 5, 2020	12,156,900	12,156,900
Change in valuation inputs or other assumptions	1,968,260	1,968,260	9,841,300
Fair value at end of the period	14,125,160	14,125,160	18,640,580
Private Placement Warrants
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value at beginning of the period			13,330,002
Initial measurement on November 5, 2020	11,487,644	11,487,644
Change in valuation inputs or other assumptions	1,842,358	1,842,358	9,753,660
Fair value at end of the period	$ 13,330,002	$ 13,330,002	$ 18,098,458